SEGMENT INFORMATION - Details of Partnership's Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Other revenue from tenants	$ 997	$ 1,106	$ 806
Investment and other revenue	494	603	283
Revenue	6,593	8,203	7,239
Operating segments
Disclosure of operating segments [line items]
Operating lease income	4,400	4,585	4,237
Other revenue from tenants	997	1,106	806
Hospitality Revenue	702	1,909	1,913
Investment and other revenue	494	603	283
Revenue	6,593	8,203	7,239
Core Office | Operating segments
Disclosure of operating segments [line items]
Operating lease income	1,429	1,426	1,604
Other revenue from tenants	446	477	358
Hospitality Revenue	6	12	17
Investment and other revenue	168	234	126
Revenue	2,049	2,149	2,105
Core Retail | Operating segments
Disclosure of operating segments [line items]
Operating lease income	1,166	1,082	400
Other revenue from tenants	284	312	111
Hospitality Revenue	0	0	0
Investment and other revenue	162	195	73
Revenue	1,612	1,589	584
Corporate | Operating segments
Disclosure of operating segments [line items]
Operating lease income	0	0	0
Other revenue from tenants	0	0	0
Hospitality Revenue	0	0	0
Investment and other revenue	12	13	6
Revenue	12	13	6
LP Investments | Operating segments
Disclosure of operating segments [line items]
Operating lease income	1,805	2,077	2,233
Other revenue from tenants	267	317	337
Hospitality Revenue	696	1,897	1,896
Investment and other revenue	152	161	78
Revenue	$ 2,920	$ 4,452	$ 4,544